RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTIES TRANSACTIONS
Related Parties Transactions

NOTE 10 – RELATED PARTY TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed.  Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

a)	Compensation of Key Management Personnel

i)	The Company incurred management fees for services provided by key management personnel for the years ended December 31, 2021 and 2020:

	2021	2020
	$	$
Management Fees	169,348	133,939

ii)	During the year ended December 31, 2021, the Company received $63,535 (2020-$Nil) advance from shareholder.